Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Operating Lease Assets and Liabilities

The following table summarizes the presentation in the Company’s consolidated balance sheets of its operating leases:

	December 31,
	2023	2022
Assets:
Operating lease assets	$109,793	$110,984

Liabilities:
Operating lease liabilities	$6,677	$3,601
Operating lease liabilities, net of current portion	105,715	107,942
Total operating lease liabilities	$112,392	$111,543

Summary of Lease Costs

The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Operating lease costs	$22,324	$8,830
Short-term lease costs	1,477	1,375
Variable lease costs	7,229	4,547
Sublease income	—	—
Total lease costs	$31,030	$14,752

Schedule of Future Payments of Operating Lease Liabilities

As of December 31, 2023, future payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2023
2024	$19,869
2025	22,062
2026	22,674
2027	23,347
2028	23,580
2029 and thereafter	65,819
Total future payments of operating lease liabilities	$177,351
Less: imputed interest	(64,959)
Present value of operating lease liabilities	$112,392